Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies.
Schedule of future obligations

	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2016	2,331,838	363,267	2,695,105
2017	1,687,817	—	1,687,817
2018	1,649,245	—	1,649,245
2019	1,610,673	—	1,610,673
2020	808,453	—	808,453

Total	8,088,026	363,267	8,451,293

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2016	69,794
2017	7,448
2018	1,847
2019	510
Thereafter	510

Total	80,109